Other reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of reserves within equity [abstract]
Summary of Other Reserves
Other reserves comprise the following:

	Capital redemption reserve £m	Equity reserve £m	Hedging reserve[1] £m	Translation reserve[1] £m	Total other reserves £m
Balance at 1 January 2019	2.7	(236.4)	—	1,196.1	962.4
Restatement[2]	—	—	—	(4.8)	(4.8)
Restated balance at 1 January 2019	2.7	(236.4)	—	1,191.3	957.6
Exchange adjustments on foreign currency net investments	—	—	—	(607.1)	(607.1)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(284.0)	(284.0)
Share cancellations	0.5	—	—	—	0.5
Recognition and remeasurement of financial instruments	—	10.6	—	—	10.6
Share purchases – close period commitments	—	(252.3)	—	—	(252.3)
Balance at 31 December 2019	3.2	(478.1)	—	300.2	(174.7)
Exchange adjustments on foreign currency net investments	—	—	—	85.2	85.2
Gain on net investment hedges	—	—	—	9.7	9.7
Loss on cash flow hedges	—	—	(5.9)	—	(5.9)
Share of other comprehensive loss of associate undertakings	—	—	—	(61.5)	(61.5)
Exchange adjustments recycled to the income statement on disposal of discontinued operations	—	—	—	(20.6)	(20.6)
Share cancellations	3.2	—	—	—	3.2
Recognition/derecognition of liabilities in respect of put options	—	103.5	—	—	103.5
Share purchases – close period commitments	—	252.3	—	—	252.3
Balance at 31 December 2020	6.4	(122.3)	(5.9)	313.0	191.2
Exchange adjustments on foreign currency net investments	—	—	—	(94.7)	(94.7)
Gain on net investment hedges	—	—	—	45.5	45.5
Loss on cash flow hedges	—	—	(38.0)	—	(38.0)
Share of other comprehensive income of associate undertakings	—	—	—	7.3	7.3
Share cancellations	7.2	—	—	—	7.2
Recognition/derecognition of liabilities in respect of put options	—	(242.7)	—	—	(242.7)
Share purchases – close period commitments	—	(211.7)	—	—	(211.7)
Balance at 31 December 2021	13.6	(576.7)	(43.9)	271.1	(335.9)
Notes
[1]Prior year figures have been re-presented to separately disclose the hedging reserve included previously within the translation reserve.
[2]Other reserves and retained earnings have been restated for the impact of a tax restatement, as described in the accounting policies.

Summary of Translation Reserve Comprises
The translation reserve comprises:

	2021 £m	2020 £m	2019 £m
Balance relating to continuing net investment hedges	(2.3)	9.7	—
Balance relating to discontinued net investment hedges	(85.0)	(142.5)	(142.5)
Balance related to retranslation of foreign currency net investments	358.4	445.8	442.7
	271.1	313.0	300.2